Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current assets [Abstract]
Deposits	$ 56	$ 68	$ 60
Grant receivable		50	315
Salary deposit	66	51	24
Value added tax (“VAT”) receivable	472	166	406
Other	37
Net other current assets	$ 631	$ 335	$ 821